Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities and Other Information Related to Leases

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	As of December 31,
	2024	2025
	RMB	RMB
Right of use assets	1,637,903	878,649

Operating lease liabilities, current	902,610	785,968
Operating lease liabilities, non-current	688,333	48,033
Total operating lease liabilities	1,590,942	834,001

Cash flow information related to leases consists of the following:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating cash payments for operating leases	1,801,311	2,286,183	943,377
Right-of-use assets obtained in exchange for operating lease liabilities	9,349,932	6,402,212	187,199

Other information about the Company’s leases is as follows:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Weighted average remaining lease term (years)	2.37	1.86	0.89
Weighted average discount rate	3.45%	3.10%	3.30%

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2025:

Year ending December 31,	RMB
2026	797,950
2027	48,384
Total lease payments	846,334
Less: Imputed interest	(12,333)
Present value of lease liabilities	834,001